Asset Under Development - Schedule of Estimated Outstanding Payments (Details) - Hilli Conversion to FLNGV $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payable within 6 months to December 31, 2016	$ 168,944
Payable within 12 months to December 31, 2017	389,068
Payable within 12 months to December 31, 2018	19,646
Total estimated payment	$ 577,658